SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation and Statement of Compliance
(a)	Basis of Presentation and Statement of Compliance
The combined financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

Combined Financial Statements and Basis of Consolidation
(b)	Combined Financial Statements and Basis of Consolidation
As a result of the REIT conversion described in note 1, the Trust does not have a single parent; however, each unit of Granite REIT and each share of Granite GP trade as a single stapled unit and accordingly, Granite REIT and Granite GP have identical ownership. Therefore, these financial statements have been prepared on a combined basis whereby the assets, liabilities and results of Granite GP and Granite REIT have been combined. The combined financial statements include the subsidiaries of Granite GP and Granite REIT. Subsidiaries are fully consolidated by Granite GP or Granite REIT from the date of acquisition, being the date on which control is obtained. The subsidiaries continue to be consolidated until the date that such control ceases. Control exists when Granite GP or Granite REIT have power, exposure or rights to variable returns and the ability to use their power over the entity to affect the amount of returns it generates.
All intercompany balances, income and expenses and unrealized gains and losses resulting from intercompany transactions are eliminated.

Trust Units
(c)	Trust Units
The stapled units are redeemable at the option of the holder and, therefore, are required to be accounted for as financial liabilities, except where certain exemption conditions are met, in which case redeemable instruments may be classified as equity. The attributes of the stapled units meet the exemption conditions set out in IAS 32,
Financial Instruments: Presentation
and are, therefore, presented as equity on the combined balance sheets.

Investment Properties
(d)	Investment Properties
The Trust accounts for its investment properties, which include income-producing properties, properties under development and land held for development, in accordance with IAS 40,
Investment Property
. For acquired investment properties that meet the definition of a business, the acquisition is accounted for as a business combination (note 2(e)); otherwise they are initially measured at cost including directly attributable expenses. Subsequent to acquisition, investment properties are carried at fair value, which is determined based on available market evidence at the balance sheet date including, among other things, rental revenue from current leases and reasonable and supportable assumptions that represent what knowledgeable, willing parties would assume about rental revenue from future leases less future cash outflows in respect of capital expenditures. Gains and losses arising from changes in fair value are recognized in net income in the period of change.
Income-Producing Properties
The carrying value of income-producing properties includes the impact of straight-line rental revenue (note 2(k)), tenant incentives and deferred leasing costs since these amounts are incorporated in the determination of the fair value of income-producing properties.
When an income-producing property is disposed of, the gain or loss is determined as the difference between the disposal proceeds, net of selling costs, and the carrying amount of the property and is recognized in net income in the period of disposal.
Properties Under Development
The Trust’s development properties are classified as such until the property is substantially completed and available for occupancy. The initial cost of properties under development includes the acquisition cost of the land and direct development or expansion costs, including construction costs, borrowing costs and indirect costs wholly attributable to development. Borrowing costs are capitalized to projects under development or construction based on the average accumulated expenditures outstanding during the period multiplied by the Trust’s average borrowing rate on existing debt. Where borrowings are associated with specific developments, the amount capitalized is the gross borrowing cost incurred on such borrowings less any investment income arising on temporary investment of these borrowings. The capitalization of borrowing costs is suspended if there are prolonged periods that development activity is interrupted. The Trust capitalizes direct and indirect costs, including property taxes and insurance of the development property, if activities necessary to ready the development property for its intended use are in progress. Costs of internal personnel and other indirect costs that are wholly attributable to a project are capitalized as incurred.
If considered reliably measurable, properties under development are carried at fair value. Properties under development are measured at cost if fair value is not reliably measurable. In determining the fair value of properties under development consideration is given to, among other things, remaining construction costs, development risk, the stage of project completion and the reliability of cash inflows after project completion.

Business Combinations
(e)	Business Combinations
The Trust accounts for property acquisitions as a business combination if the particular assets and set of activities acquired can be operated and managed as a business in their current state for the purpose of providing a return to the unitholders. The Trust applies the acquisition method to account for business combinations. The consideration transferred for a business combination is the fair value of the assets transferred, the liabilities incurred to the former owners of the acquiree and the equity interests issued by the Trust. The total consideration includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Identifiable assets acquired as well as liabilities and contingent liabilities assumed in a business combination are initially measured at fair value at the acquisition date.
The Trust recognizes any
non-controlling
interest in the acquiree on an
acquisition-by-acquisition
basis, either at fair value or at the
non-controlling
interest’s proportionate share of the recognized amounts of the acquiree’s identifiable net assets.
Acquisition related costs are expensed as incurred.
Any contingent consideration is recognized at fair value at the acquisition date. Subsequent changes to the fair value of contingent consideration that is recorded as an asset or liability is recognized in net income.
Goodwill is initially measured as the excess of the aggregate of the consideration transferred and the fair value of non-controlling
interest over the identifiable net assets acquired. If the consideration transferred is lower than the fair value of the net assets acquired, the difference is recognized in net income.

Assets Held for Sale
(f)	Assets Held for Sale
Non-current
assets (and disposal groups) are classified as held for sale if their carrying amounts will be recovered principally through a sale transaction rather than through continuing use. This condition is satisfied when the asset is available for immediate sale in its present condition, management is committed to the sale and the sale is highly probable to occur within one year.

Foreign Currency Translation
(g)	Foreign Currency Translation
The assets and liabilities of the Trust’s foreign operations are translated into Canadian dollars using exchange rates prevailing at the end of each reporting period. Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuate significantly during that period, in which case, for material transactions, the exchange rates at the dates of those transactions are used. Exchange differences arising are recognized in other comprehensive income and accumulated in equity.
In preparing the financial statements of each entity, transactions in currencies other than the entity’s functional currency (foreign currencies) are recognized at the average rates of exchange prevailing in the period. At the end of each reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date.
Non-monetary
items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing at the date when the fair value was determined.
Non-monetary
items that are measured in terms of historical cost in a foreign currency are not retranslated. Exchange differences on monetary items are recognized in net income in the period in which they arise except for:

•	The effective portion of exchange differences on transactions entered into in order to hedge certain foreign currency risks are recognized in other comprehensive income;

•
Exchange differences on monetary items receivable from or payable to a foreign operation for which settlement is neither planned nor likely to occur (therefore forming part of the net investment in the foreign operation) are recognized in other comprehensive income; and

•	Exchange differences on foreign currency borrowings related to capitalized interest for assets under construction are recognized in investment properties.

Financial Instruments and Hedging
(h)	Financial Instruments and Hedging
Financial Assets and Financial Liabilities
The following summarizes the Trust’s classification and measurement basis of its financial assets and liabilities:

Classification and Measurement Basis
Financial assets
Construction funds in escrow	Amortized Cost
Long-term receivables included in other assets	Amortized Cost
Other receivable (proceeds receivable associated with a property disposal)	Fair Value
Accounts receivable	Amortized Cost
Foreign exchange forward contracts included in prepaid expenses and other	Fair Value
Restricted cash	Amortized Cost
Cash and cash equivalents	Amortized Cost

Financial liabilities
Unsecured debentures, net	Amortized Cost
Unsecured term loans, net	Amortized Cost
Cross currency interest rate swaps	Fair Value
Accounts payable and accrued liabilities	Amortized Cost
Foreign exchange forward contracts included in accounts payable and accrued liabilities	Fair Value
Distributions payable	Amortized Cost
The Trust recognizes an allowance for expected credit losses (“ECL”) for financial assets measured at amortized cost. The impact of the credit loss modeling process is summarized as follow:

•
The Trust did not record an ECL allowance against long-term receivables as historical experience of loss on these balances is insignificant and, based on the assessment of forward-looking information, no significant increases in losses are expected. The Trust will continue to assess the valuation of these instruments.

•
The Trust did not record an ECL allowance against accounts receivable and has determined that its internal processes of evaluating each receivable on a specific basis for collectability using historical experience and adjusted for forward-looking information, would appropriately allow the Trust to determine if there are significant increases in credit risk to then record a corresponding ECL allowance.

For financial liabilities measured at amortized cost, the liability is amortized using the effective interest rate method. Under the effective interest rate method, any transaction fees, costs, discounts and premiums directly related to the financial liabilities are recognized in net income over the expected life of the obligation.
In regards to term modifications for financial liabilities, when a financial liability measured at amortized cost is modified or exchanged, and such modification or exchange does not result in derecognition, the adjustment to the amortized cost of the financial liability as a result of the modification or exchange is recognized in net income.

Derivatives and Hedging
Derivative instruments, such as the cross currency interest rate swaps and the foreign exchange forward contracts, are recorded in the combined balance sheet at fair value, including those derivatives that are embedded in financial or non-financial
contracts. Changes in the fair value of derivative instruments which are not designated as hedges for accounting purposes are recognized in the combined statements of net income. The Trust utilizes derivative financial instruments from time to time in the management of its foreign currency and interest rate exposures. The Trust’s policy is not to utilize derivative financial instruments for trading or speculative purposes.
The Trust applies hedge accounting to certain derivative and non-derivative
financial instruments designated as hedges of net investments in subsidiaries with a functional currency other than the Canadian dollar. Hedge accounting is discontinued prospectively when the hedge relationship is terminated or no longer qualifies as a hedge, or when the hedging item is sold or terminated. In a net investment hedging relationship, the effective portion of foreign exchange gains or losses on the hedging instruments is recognized in other comprehensive income and the ineffective portion is recognized in net income. The amounts recorded in accumulated other comprehensive income are recognized in net income when there is a disposition or partial disposition of the foreign subsidiary.

Cash and Cash Equivalents and Restricted Cash
(i)	Cash and Cash Equivalents and Restricted Cash
Cash and cash equivalents include cash and short-term investments with original maturities of three months or less.
Restricted cash represents segregated cash accounts for a specific purpose and cannot be used for general corporate purposes.

Fixed Assets
(j)	Fixed Assets
Fixed assets include computer hardware and software, furniture and fixtures and leasehold improvements, which are recorded at cost less accumulated depreciation. Depreciation expense is recorded on a straight-line basis over the estimated useful lives of the fixed assets, which typically range from 3 to 5 years for computer hardware and software and 5 to 7 years for other furniture and fixtures. Leasehold improvements are amortized over the term of the applicable lease. Fixed assets also include right-of-use
assets identified in accordance with IFRS 16,
Leases
. Refer to note 2(o) for the measurement basis of
right-of-use
assets.

Revenue Recognition
(k)	Revenue Recognition
Where Granite has retained substantially all the benefits and risks of ownership of its rental properties, leases with its tenants are accounted for as operating leases. Where substantially all the benefits and risks of ownership of the Trust’s rental properties have been transferred to its tenants, the Trust’s leases are accounted for as finance leases. All of the Trust’s current leases are operating leases.
Revenue from investment properties include base rents earned from tenants under lease agreements, property tax and operating cost recoveries and other incidental income. Rents from tenants may contain rent escalation clauses or free rent periods which are recognized in revenue on a straight-line basis over the term of the lease. The difference between the revenue recognized and the contractual rent is included in investment properties as straight-line rents receivable. In addition, tenant incentives including cash allowances provided to tenants are recognized as a reduction in rental revenue on a straight-line basis over the term of the lease where it is determined that the tenant fixturing has no benefit to the property beyond the existing tenancy. Property tax and operating cost recoveries from tenants are recognized as revenue in the period in which applicable costs are incurred.

Unit-Based Compensation Plans
(l)	Unit-Based Compensation Plans
Incentive Stock Option Plan
Compensation expense for option grants is based on the fair value of the options at the grant date and is recognized over the period from the grant date to the date the award is vested. A liability is recognized for outstanding options based upon the fair value as the Trust is an open-ended trust making its units redeemable. During the period in which options are outstanding, the liability is adjusted for changes in the fair value with such adjustments being recognized as compensation expense in general and administrative expenses in the period in which they occur. The liability balance is reduced as options are exercised and recorded in equity as stapled units along with the proceeds received on exercise.
Executive Deferred Stapled Unit Plan
The executive deferred stapled unit plan is measured at fair value at the date of grant and amortized to compensation expense from the effective date of the grant to the final vesting date. Compensation expense is recognized on a proportionate basis consistent with the vesting features of each tranche of the grant. Compensation expense for executive deferred stapled units granted under the plan is recognized in general and administrative expenses with a corresponding liability recognized based upon the fair value of the Trust’s stapled units as the Trust is an open-ended trust making its units redeemable. During the period in which the executive deferred stapled units are outstanding, for grants with no performance criteria, the liability is adjusted for changes in the market value of the Trust’s stapled unit, and for grants with performance criteria the liability is measured at fair value using the Monte Carlo simulation model (note 11), with both such adjustments being recognized as compensation expense in general and administrative expenses in the period in which they occur. The liability balance is reduced as deferred stapled units are settled for stapled units and recorded in equity.
Director/Trustee Deferred Share Unit Plan
The compensation expense and a corresponding liability associated with the director/trustee deferred share unit plan is measured based on the market value of the underlying stapled units. During the period in which the awards are outstanding, the liability is adjusted for changes in the market value of the underlying stapled unit, with such positive or negative adjustments being recognized in general and administrative expenses in the period in which they occur. The liability balance is settled for cash when a director/trustee ceases to be a member of the Board.

Income Taxes
(m)	Income Taxes
Operations in Canada
Granite qualifies as a mutual fund trust under the Income Tax Act (Canada) (the “Act”) and as such the Trust itself will not be subject to income taxes provided it continues to qualify as a REIT for purposes of the Act. A REIT is not taxable and not considered to be a Specified Investment Flow-through Trust provided it complies with certain tests and it distributes all of its taxable income in a taxation year to its unitholders.
The Trust’s qualification as a REIT results in no current or deferred income tax being recognized in the combined financial statements for income taxes related to the Canadian investment properties.
Operations in the United States
The Trust’s investment property operations in the United States are conducted in a qualifying United States REIT (“US REIT”) for purposes of the Internal Revenue Code of 1986, as amended. As a qualifying US REIT, it is not taxable provided it complies with certain tests in addition to the requirement to distribute substantially all of its taxable income.

As a qualifying US REIT, current income taxes on U.S. taxable income have not been recorded in the combined financial statements. However, the Trust has recorded deferred income taxes that may arise on the disposition of its investment properties as the Trust will likely be subject to entity level income tax in connection with such transactions pursuant to the Foreign Investment in Real Property Tax Act.
Operations in Europe
The Trust consolidates certain entities that continue to be subject to income tax.
Income taxes for taxable entities in Europe, as well as other entities in Canada or the United States subject to tax, are recorded as follows:
Current Income Tax
The current income tax expense is determined on the basis of enacted or substantively enacted tax rates and laws at each balance sheet date.
Deferred Income Tax
Deferred income tax is recorded, using the liability method, on temporary differences arising between the tax basis of assets and liabilities and the amounts reported on the combined financial statements. Deferred income tax assets and liabilities are measured at tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on the tax rates and laws that have been enacted or substantively enacted at the balance sheet date. Deferred income tax assets are recognized to the extent that it is probable that deductions, tax credits or tax losses will be utilized.
Each of the current and deferred tax assets and liabilities are offset when they are levied by the same taxation authority in either the same taxable entity or different taxable entities within the same reporting group that settle on a net basis.

Significant Accounting Judgments, Estimates and Assumptions
(n)	Significant Accounting Judgments, Estimates and Assumptions
The preparation of the combined financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts and disclosures made in the financial statements and accompanying notes.
Management believes that the judgments, estimates and assumptions utilized in preparing the combined financial statements are reasonable and prudent; however, actual results could be materially different and require an adjustment to the reported results.
Judgments
The following are the critical judgments that have been made in applying the Trust’s accounting policies and that have the most significant effect on the amounts recognized in the combined financial statements:

(i)	Leases
The Trust’s policy for revenue recognition is described in note 2(k). The Trust makes judgments in determining whether certain leases are operating or finance leases, in particular tenant leases with long contractual terms or leases where the property is a large square-footage and/or architecturally specialized.

(ii)	Investment properties
The Trust’s policy relating to investment properties is described in note 2(d). In applying this policy, judgment is used in determining whether certain costs incurred for tenant improvements are additions to the carrying amount of the property or represent incentives, identifying the point at which practical completion of properties under development occurs and determining borrowing costs to be capitalized to the carrying value of properties under development. Judgment is also applied in determining the use, extent and frequency of independent appraisals.

(iii)	Income taxes
The Trust applies judgment in determining whether it will continue to qualify as a REIT for both Canadian and U.S. tax purposes for the foreseeable future. However, should it at some point no longer qualify, it would be subject to income tax and would be required to recognize current and deferred income taxes.
Estimates and Assumptions
The key assumptions concerning the future and other key sources of estimation uncertainty that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities include the following:

(i)	Valuation of investment properties
The fair value of investment properties is determined by management using primarily the discounted cash flow method in which the income and expenses are projected over the anticipated term of the investment plus a terminal value discounted using an appropriate discount rate. The Trust obtains, from time to time, appraisals from independent qualified real estate valuation experts. However, the Trust does not measure its investment properties based on these appraisals but uses them as data points, together with other external market information accumulated by management, in arriving at its own conclusions on values. Management uses valuation assumptions such as discount rates, terminal capitalization rates and market rental rates applied in external appraisals or sourced from valuation experts; however, the Trust also uses its historical renewal experience with tenants, its direct knowledge of the specialized nature of certain of Granite’s portfolio and tenant profile and the actual condition of the properties in making business judgments about lease renewal probabilities, renewal rents and capital expenditures. The critical assumptions relating to the Trust’s estimates of fair values of investment properties include the receipt of contractual rents, contractual renewal terms, expected future market rental rates, discount rates that reflect current market uncertainties, capitalization rates and recent investment property prices. If there is any change in these assumptions or regional, national or international economic conditions, the fair value of investment properties may change materially. Refer to note 4 for further information on the estimates and assumptions made by management.

(ii)	Fair value of financial instruments
Where the fair value of financial assets or liabilities recorded on the balance sheet or disclosed in the notes cannot be derived from active markets, they are determined using valuation techniques including the discounted cash flow method. The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgment is required in establishing fair values. The judgments include considerations of inputs such as credit risk and volatility. Changes in assumptions about these factors could materially affect the reported fair value of financial instruments.

(iii)	Income taxes
The Trust operates in a number of countries and is subject to the income tax laws and related tax treaties in each of its operating jurisdictions. These laws and treaties can be subject to different interpretations by relevant taxation authorities. Significant judgment is required in the estimation of Granite’s income tax expense, the interpretation and application of the relevant tax laws and treaties and the provision for any exposure that may arise from tax positions that are under audit by relevant taxation authorities.

The recognition and measurement of deferred tax assets or liabilities is dependent on management’s estimate of future taxable profits and income tax rates that are expected to be in effect in the period the asset is realized or the liability is settled. Any changes in management’s estimate can result in changes in deferred tax assets or liabilities as reported in the combined balance sheets and also the deferred income tax expense in the combined statements of net income.

Accounting Standards Adopted in 2019
(o)	Accounting Standards Adopted in 2019
The Trust applied new standards and interpretations in the annual combined financial statements for the year ended December 31, 2019. The nature and effect of the changes are disclosed below.
Amendments to IFRS 3,
Business Combinations
The Trust adopted the amendments to IFRS 3,
Business Combinations
(“IFRS 3 Amendments”) effective January 1, 2019 in advance of their mandatory effective date of January 1, 2020. The IFRS 3 Amendments were adopted prospectively and therefore the comparative information presented for 2018 has not been restated. The IFRS 3 Amendments clarify the definition of a business in determining whether an acquisition is a business combination or an asset acquisition. The IFRS 3 Amendments have removed the requirement for an assessment of whether market participants are capable of replacing any missing inputs or processes and continuing to produce outputs; the reference to an ability to reduce costs; and require, at a minimum, the acquired set of activities and assets to include an input and a substantive process to meet the definition of a business. The IFRS 3 Amendments also provide for an optional concentration test to assess whether substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.
Following the adoption of the IFRS 3 Amendments, the Trust continues to account for business combinations in which control is acquired under the acquisition method. When a property acquisition is made, the Trust considers the inputs, processes and outputs of the acquiree in assessing whether it meets the definition of a business. When the acquired set of activities and assets lack a substantive process in place and will be integrated into the Trust’s existing operations, the acquisition does not meet the definition of a business and is accounted for as an asset acquisition. An asset acquisition is accounted for as an acquisition of a group of assets and liabilities. The cost of the acquisition, including transaction costs, is allocated to the assets and liabilities acquired based on their relative fair values, and no goodwill or deferred tax is recognized. Subsequently, where the acquired asset represents an investment property, it is measured at fair value in accordance with IAS 40,
Investment Property
(note 2(d)).
As a result of the adoption of the IFRS 3 Amendments, Granite’s income-producing property acquisitions are considered asset acquisitions rather than business combinations. Accordingly, for the year ended December 31, 2019, acquisition transaction costs of $3.6 million were first capitalized to the cost of the property and then expensed to net fair value gains/losses on investment properties as a result of measuring the property at fair value instead of directly expensing these amounts to acquisition transaction costs in the combined statements of net income. There was no significant impact to net income, unitholders’ equity or cash flows from the adoption of the IFRS 3 Amendments as at December 31, 2019 and for the year then ended. For the year ended December 31, 2018, the income-producing properties acquired in the year were accounted as business combinations in accordance with the accounting policy followed by the Trust at that time and prior to the adoption and prospective application of the IFRS 3 Amendments effective January 1, 2019.
IFRS 16,
Leases
In January 2016, the IASB issued IFRS 16,
Leases
(‘‘IFRS 16’’) which replaced IAS 17,
Leases
and its associated interpretative guidance. For contracts that are or contain a lease, IFRS 16 introduces significant changes to the accounting by lessees, introducing a single, on-balance
sheet accounting model that is similar to finance lease accounting, with limited exceptions for short-term leases or leases of low value assets. Lessor accounting remains substantially unchanged as the distinction between operating and finance leases is retained.
The Trust has applied IFRS 16 using the modified retrospective approach, and therefore the cumulative effect of initial application is recognized in retained earnings at January 1, 2019. Accordingly, the comparative information presented for 2018 has not been restated.
As a lessee
Definition of a lease
Previously, the Trust determined at contract inception whether an arrangement was or contained a lease under IAS 17. The Trust now assesses whether a contract is or contains a lease based on the new definition of a lease. Under IFRS 16, a contract is or contains a lease if the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration.
On transition to IFRS 16, the Trust applied IFRS 16 only to contracts that were previously identified as leases. Contracts that were not identified as leases under IAS 17 and associated interpretative guidance were not reassessed as the practical expedient offered under the standard was applied. Therefore, the new definition of a lease under IFRS 16 has been applied only to contracts entered into or changed on or after January 1, 2019.
In accordance with IFRS 16, at inception or on modification of a contract that contains a lease component, the Trust allocates the consideration in the contract to each lease and non-lease
component based on their relative stand-alone prices.
Accounting policy
The Trust recognizes a
right-of-use
asset and a lease obligation at the lease commencement date. The Trust presents right-of-use
assets that do not meet the definition of investment property in “fixed assets” on the combined balance sheet, the same line item as it presents underlying assets of the same nature that it owns. The right-of-use
asset is initially measured at cost and, subsequently, at cost less any accumulated depreciation and impairment, and adjusted for certain remeasurements of the lease obligation. When a right-of-use
asset meets the definition of investment property, it is presented in “investment properties” on the combined balance sheet. The right-of-use
asset is initially measured at cost and subsequently, it is measured at fair value in accordance with the Trust’s accounting policies.
The lease liability is initially measured at the present value of the lease payments at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, at the Trust’s incremental borrowing rate. Generally, the Trust uses its incremental borrowing rate as the discount rate. The Trust presents lease liabilities in “lease obligations” on the combined balance sheet.
The lease obligation is subsequently increased by the interest cost on the lease liability and decreased by lease payments made. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, a change in the estimate of the amount expected to be payable under a residual value guarantee or, as appropriate, a change in the assessment of whether a purchase or extension option is reasonably certain to be exercised or a termination option is reasonably certain not to be exercised.
The Trust has applied judgment to determine the lease term for some lease contracts in which it is a lessee that include renewal or termination options. The assessment of whether the Trust is reasonably certain to exercise such options impacts the lease term which, in turn, significantly affects the amount of lease obligations and right-of-use
assets recognized. The Trust also applies judgment in determining the discount rate used to present value the lease obligations.

Transition
In accordance with IFRS 16, the Trust recognized
right-of-use
assets and lease obligations for applicable leases except for leases of low-value
assets for which the Trust has elected not to recognize
right-of-use
assets and lease liabilities. The Trust recognizes the lease payments associated with these low-value
asset leases as an expense on a straight-line basis over the lease term.
The Trust leases assets related to ground leases, office space and equipment. Lease obligations were measured at the present value of the remaining lease payments, discounted at the Trust’s incremental borrowing rate as at January 1, 2019.
Right-of-use
assets are measured at either:

•	Their carrying amount as if IFRS 16 had been applied since the commencement date, discounted using the lessee’s incremental borrowing rate at the date of initial application; or

•	An amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments.
The Trust recognized a
right-of-use
asset at a value equal to the lease obligation and, therefore, there was no impact to retained earnings as at January 1, 2019.
The Trust used the following additional practical expedients when applying IFRS 16 to leases previously classified as operating leases under IAS 17:

•	Applied the exemption not to recognize right-of-use assets and obligations for leases with less than 12 months of lease term;

•	Applied the exemption not to allocate the consideration in a contract to each lease and non-lease component;

•	Excluded initial direct costs from measuring the right-of-use asset at the date of initial application; and

•	Used hindsight when determining the lease term if the contract contains options to extend or terminate the lease.
Impact on transition
As at December 31, 2019, the Trust had leases for the use of office space, office and other equipment and ground leases for the land upon which four income-producing properties in Europe and Canada are situated. In accordance with IFRS 16, the Trust recognized these operating leases as right-of-use
assets and recorded related lease liability obligations as follows:

	Fixed assets			Investment properties	Lease obligations
	Office space	Equipment	Total	Ground leases
Balance at January 1, 2019	$1,780	$46	$1,826	$11,801	$13,627
Balance at December 31, 2019	$1,429	$102	$1,531	$31,523	$33,045
When measuring lease liabilities for leases that were classified as operating leases, the Trust discounted lease payments using its incremental borrowing rate at January 1, 2019. The weighted average rate applied is 4.4%.
During the year ended December 31, 2019, the Trust recorded an additional right-of-use
asset and related lease obligation of $20.5 million for the ground lease associated with the acquisition of two income-producing properties in Mississauga, Ontario in April 2019. In addition, the Trust also recorded right-of-use
assets and lease obligations of $74 thousand for equipment and $293 thousand for office space.

In accordance with IFRS 16, the Trust has recognized depreciation and interest costs, instead of operating lease expense. During the year ended December 31, 2019, the Trust recognized $0.6 million of depreciation and amortization expense, and $1.3 million of interest expense from these leases. No depreciation is recognized for the right-of-use
asset that meets the definition of investment property.
Future minimum lease payments relating to the
right-of-use
assets as at December 31, 2019 in aggregate and for the next five years and thereafter are as follows:

2020	$619
2021	719
2022	417
2023	137
2024	119
2025 and thereafter	31,034
$33,045
The lease commitments as at December 31, 2018 comprised $27.2 million related to two ground leases in Europe with annual payments of $0.5 million and $0.1 million expiring in 2049 and 2096, respectively, and $1.6 million related to certain other operating leases. On January 1, 2019, the Trust recognized lease obligations on the combined balance sheet of $13.6 million for these aforementioned lease commitments which include the impact from present value discounting of $15.4 million and certain other adjustments of $0.2 million.
As a lessor
In contrast to lessee accounting, the requirements for lessor accounting have remained largely unchanged with the distinction between operating leases and finance leases being retained. The Trust leases its investment properties, including right-of-use
assets, to tenants and has determined that the
in-place
leases as at December 31, 2019 are operating leases. The Trust is not required to make any adjustments on transition to IFRS 16 for leases in which it is a lessor.
IFRIC 23,
Uncertainty Over Income Tax Treatments
In June 2017, the IFRS Interpretations Committee issued IFRIC 23,
Uncertainty Over Income Tax Treatments
(“IFRIC 23”)
which clarifies how the recognition and measurement requirements of IAS 12,
Income Taxes
, are applied where there is uncertainty over income tax treatments. This standard is effective for annual periods beginning on or after January 1, 2019. The adoption of this standard did not have an impact on the combined financial statements.

Future Accounting Policy Changes
(p)	Future Accounting Policy Changes
As at December 31, 2019, there are no new accounting standards issued but not yet applicable to the combined financial statements except for the following:
Agenda Decision — IFRS 16,
Leases
In December 2019, the IFRS Interpretations Committee issued a final agenda decision in regards to the determination of the lease term for cancellable or renewable leases under IFRS 16,
Leases
and whether the useful life of any non-removable leasehold improvements is limited to the lease term of the related lease. The Trust is currently assessing the impact of this interpretation on its financial statements and the implementation of the decision is expected in fiscal 2020 with retrospective application.